Note 21 (Detail) - Financial Instruments Measured at Fair Value on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012		Oct. 31, 2011
Mortgage loans held for sale	$ 91,353		$ 72,172
Mortgage Loans Held for Sale [Member] | Fair Value, Inputs, Level 2 [Member]
Mortgage loans held for sale	91,898	[1]	73,126	[1]
Interest Rate Lock Commitments [Member] | Fair Value, Inputs, Level 2 [Member]
Mortgage loans held for sale	326		142
Forward Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Mortgage loans held for sale	$ (871)		$ (1,096)

[1]	The aggregate unpaid principal balance was $87.4 million and $70.4 million at July 31, 2012 and October 31, 2011, respectively.